Long-Term Debt - Additional Information (Detail)					1 Months Ended	3 Months Ended		12 Months Ended
		Mar. 30, 2025	Apr. 14, 2024	Apr. 13, 2021 USD ($)	Dec. 31, 2021 USD ($)	Jan. 01, 2022 USD ($)	Jul. 03, 2021 USD ($)	Mar. 29, 2025	Apr. 15, 2024	Mar. 30, 2024	Apr. 01, 2023	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Debt Instrument
Repayment of aggregate principal amount													$ 1,564,000,000	$ 96,250,000
Loan outstanding amount						$ 1,445,000,000						$ 1,445,000,000	1,445,000,000
Proceeds received from long-term debt													1,500,000,000
Aggregate principal amount						1,418,104,000						1,422,284,000	1,418,104,000
Fees incurred in connection with debt refinancing							$ 37,910,000
Unamortized Debt discount						$ 14,362,000						$ 12,064,000	14,362,000
Loss on early extinguishment of debt							29,169,000						$ 30,352,000
Financing costs in connection with debt refinancing							9,017,000
Write-off of pre-existing deferred financing fees and debt discount							7,213,000
Percentage of equity interests pledged												100.00%
Percentage of annual excess cash flow												50.00%
Percentage of annual excess cash flow after attaining first lien secured net leverage ratio one												25.00%
Percentage of annual excess cash flow after attaining first lien secured net leverage ratio two												0.00%
Percentage of net cash proceeds of certain non ordinary course asset sales by company and its restricted subsidiaries												100.00%
Percentage of right to invest of net cash proceeds of certain non ordinary course asset sales by company and its restricted subsidiaries subject to certain qualifications												100.00%
Percentage of net proceeds of any issuance or incurrence of debt by the Company or any of its restricted subsidiaries												100.00%
Effective Interest Rate	[1]					5.15%						5.45%	5.15%
Average interest rate on outstanding debt, exclusive the impact of swap						5.11%						5.45%	5.11%
Average interest rate on outstanding debt, including the impact of swap												5.50%	5.62%
Maximum
Debt Instrument
Pledge percentage of first tier foreign subsidiaries directly owned by company or wholly owned subsidiaries												65.00%
4.500% Senior Secured Notes due 2029
Debt Instrument
Debt Instrument Interest Rate Stated Percentage				4.50%
Aggregate principal amount				$ 500,000,000
Senior Secured Tranche B Term Loan
Debt Instrument
Repayment of aggregate principal amount				$ 1,189,750,000
Debt Instrument, maturity year				2024
8.625% Senior Notes due in 2025
Debt Instrument
Debt Instrument, maturity year				2025
Debt instrument redeemed amount				$ 300,000,000
Debt Instrument Interest Rate Stated Percentage				8.625%
Fees incurred in connection with debt refinancing							12,939,000
Senior Secured Revolving Credit Facility Due in 2022
Debt Instrument
Loan outstanding amount				$ 0
Credit Facilities
Debt Instrument
Loan outstanding amount												$ 945,000,000
Proceeds received from long-term debt				$ 1,000,000,000
Term Loan Facility due April 13, 2028
Debt Instrument
Loan outstanding amount						$ 945,000,000						945,000,000	$ 945,000,000
Unamortized Debt discount						$ 14,362,000	$ 5,000,000					$ 12,064,000	$ 14,362,000
Effective Interest Rate	[1]					4.48%						5.85%	4.48%
Term Loan Facility due April 13, 2028 | Federal Funds Effective Rate
Debt Instrument
Credit facility, interest rate												0.50%
Term Loan Facility due April 13, 2028 | London Interbank Offered Rate (LIBOR)
Debt Instrument
Credit facility, interest rate												1.00%
Debt instrument variable rate floor percent determined option one												0.50%
Effective Interest Rate												3.50%
Term Loan Facility due April 13, 2028 | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument
Debt instrument variable rate floor percent determined option one												1.50%
Senior Secured Notes due April 15, 2029
Debt Instrument
Debt Instrument Interest Rate Stated Percentage												4.50%
Loan outstanding amount						$ 500,000,000						$ 500,000,000	$ 500,000,000
Effective Interest Rate	[1]					4.70%						4.70%	4.70%
Debt instrument issued date												Apr. 13, 2021
Debt instrument, mature date												Apr. 15, 2029
Debt instrument interest payment term												Interest on the Senior Secured Notes is payable semi-annually on April 15 and October 15 of each year, beginning on October 15, 2021.
Debt Instrument, redemption, description												On or after April 15, 2024, the Company may on any one or more occasions redeem some or all of the Senior Secured Notes at a purchase price equal to 102.250% of the principal amount of the Senior Secured Notes, plus accrued and unpaid interest, if any, to, but not including, the redemption date, such optional redemption price decreasing to 101.125% on or after April 15, 2025 and to 100.000% on or after April 15, 2026. Prior to April 15, 2024, the Company may on any one or more occasions redeem up to 40% of the aggregate principal amount of the Senior Secured Notes with an amount not to exceed the net proceeds of certain equity offerings at 104.500% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to, but not including, the redemption date. Prior to April 15, 2024, the Company may redeem some or all of the Senior Secured Notes at a make-whole price plus accrued and unpaid interest, if any, to, but not including, the redemption date. In addition, during any twelve-month period ending prior to April 15, 2024, the Company may redeem up to 10% of the aggregate principal amount of the Senior Secured Notes at a purchase price equal to 103.000% of the principal amount of the Senior Secured Notes to be redeemed, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.
Senior Secured Notes due April 15, 2029 | Change of Control
Debt Instrument
Debt instrument, percentage of aggregate principal amount that may be redeemed (up to)												101.00%
Senior Secured Notes due April 15, 2029 | Sale of Assets
Debt Instrument
Debt instrument, percentage of aggregate principal amount that may be redeemed (up to)												100.00%
Senior Secured Notes due April 15, 2029 | Debt Instrument Redemption Date, April 15, 2024
Debt Instrument
Debt Instrument, percentage of principal can be redeemed												102.25%
Debt Instrument, redemption date												Apr. 15, 2024
Senior Secured Notes due April 15, 2029 | Debt Instrument Redemption Date, April 15, 2025
Debt Instrument
Debt Instrument, percentage of principal can be redeemed												101.125%
Debt Instrument, redemption date												Apr. 15, 2025
Senior Secured Notes due April 15, 2029 | Debt Instrument Redemption Date, April 15, 2026
Debt Instrument
Debt Instrument, percentage of principal can be redeemed												100.00%
Debt Instrument, redemption date												Apr. 15, 2026
Senior Secured Notes due April 15, 2029 | Forecast
Debt Instrument
Debt Instrument, percentage of principal can be redeemed									103.00%
Senior Secured Notes due April 15, 2029 | Maximum | Forecast
Debt Instrument
Debt Instrument, percentage of principal can be redeemed			104.50%
Percent of principal amount of debt that may be redeemed (up to)			40.00%
Debt instrument, percentage of aggregate principal amount that may be redeemed (up to)									10.00%
Credit Facilities and Senior Secured Notes
Debt Instrument
Loan outstanding amount												$ 1,445,000,000
Revolving Credit Facility
Debt Instrument
Credit Facility, maximum borrowing capacity												61,250,000
Loan outstanding amount						$ 0						0	$ 0
Aggregate principal amount						$ 0						0	$ 0
Credit facility available amount												173,921,000
Line of credit facility, issued but undrawn letters of credit												$ 1,079,000
Effective Interest Rate	[1]					2.61%						0.00%	2.61%
Minimum outstanding amount to compliance springing maintenance covenant												35.00%
Consolidated first lien leverage ratio												5.77
Increase decrease in consolidated first lien leverage ratio										5.5	5.75
Revolving Credit Facility | Forecast
Debt Instrument
Increase decrease in consolidated first lien leverage ratio		5						5.25
Revolving Credit Facility | Federal Funds Effective Rate
Debt Instrument
Credit facility, interest rate												0.50%
Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument
Credit facility, interest rate												1.00%
Debt instrument variable rate floor percent determined option one												0.00%
Effective Interest Rate												2.75%
Revolving Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument
Debt instrument variable rate floor percent determined option one												1.00%
Revolving Credit Facility | Senior Secured Revolving Credit Facility Due in 2022
Debt Instrument
Debt Instrument, maturity year				2022
Credit Facility, maximum borrowing capacity				$ 175,000,000
Revolving Credit Facility | Senior Secured Revolving Credit Facility
Debt Instrument
Debt Instrument, maturity year				2026
Credit Facility, maximum borrowing capacity				$ 175,000,000
Term Loan Facility | Senior Secured Tranche B Term Loan
Debt Instrument
Debt Instrument, maturity year				2028
Credit Facility, maximum borrowing capacity				$ 1,000,000,000
Write-off of pre-existing deferred financing fees and debt discount						$ 1,183,000
Prepayments of aggregate principal amount					$ 52,500,000

[1]	Includes amortization of deferred financing costs and debt discount.